Investment Strategy	Sep. 25, 2025
ARK DIET Q1 Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The ARK DIET Q1 Buffer ETF (the “Fund”) is an actively-managed exchange-traded fund (“ETF”) that, for rolling 12-month periods from January 1 to December 31 (each, an “Outcome Period”) seeks to provide investors with a defined risk-return profile, before fees and expenses. Specifically, the Fund is structured to provide, before fees and expenses, 50% downside participation in the share price of the ARK Innovation ETF (the “Underlying ETF”), measured from its value at the beginning of each Outcome Period (the “downside participation offset”). In other words, the strategy reduces downside exposure by half relative to the Underlying ETF. At the same time, the Fund is structured to provide maximum participation in the share price return of the Underlying ETF above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”). The Hurdle is defined as 105% of the Underlying ETF’s share price at the beginning of each Outcome Period, and corresponds to the strike price of the long out-of-the-money call options purchased by the Fund to capture the upside performance beyond that threshold. The rate of the Fund’s participation in the upside share price return of the Underlying ETF (“participation rate”) after the Hurdle is established based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the Hurdle and the downside participation offset.

The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve.

The Hurdle, participation rate and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

Use of Options

To pursue this objective, the Fund employs a structured options strategy:

1.   Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period; and,

2.   Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure; and,

3.   Use of Option Premiums:

a.   Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%; and,

b.   Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

Participation Rate Above the Hurdle

The Fund’s long out-of-the-money call options provide the right to purchase shares of the Underlying ETF at the Hurdle. To the extent the Underlying ETF’s share price exceeds the Hurdle at the end of the Outcome Period, the Fund is expected to realize those excess returns, before fees and expenses, through the cash settlement of these call options. The level of upside participation rate will reflect the notional exposure of the Fund’s long out-of-the-money call options, which is expected to provide meaningful but less than one-for-one participation in gains above the Hurdle. Actual participation may vary depending on market conditions and option pricing and will be based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the downside participation offset.

Because the Fund’s strategy relies on options, its performance, even when the Underlying ETF’s share price gains significantly, may underperform a direct investment in the Underlying ETF. This is particularly true when the costs associated with purchasing long call options are high. As such, the Fund’s correlation to the Underlying ETF’s returns above the Hurdle is expected to be lower than a direct investment and could, in some environments, be substantially less.

Options Sourcing and Execution

The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customizable option contracts listed on and available through the Chicago Board Option Exchange (“Cboe”) and guaranteed for settlement by the Options Clearing Corporation (“OCC”). These options allow customization of key terms such as strike price, exercise style, and expiration date, while offering transparent, competitive pricing through auction markets. Importantly, FLEX options eliminate the counterparty risk associated with over-the-counter (“OTC”) derivatives by benefiting from OCC clearing.

The Fund will invest in European-style FLEX Options, which can only be exercised at expiration. These options will be based on the performance of the Underlying ETF and are designed to expire on the last day of the Outcome Period. In general, the Fund intends to maximize its use of FLEX Options, as they provide an optimal blend of OCC guarantees, customization, price discovery, expiration-style consistency — all of which align well with the Fund’s outcome-seeking strategy. However, the Fund may use standardized listed options when the Sub-Adviser believes doing so offers beneficial market exposure or enhanced portfolio efficiency.

Strategy of the Underlying ETF

The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation. The Adviser defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. The Adviser believes that companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics; innovation in automation and manufacturing, transportation, energy, artificial intelligence and materials; the increased use of shared technology, infrastructure and services; and technologies that make financial services more efficient. The Underlying ETF is classified as a “non-diversified” investment company under the Investment Company Act of 1940, which means that it may invest a high percentage of its assets in a limited number of issuers.

Illustration: Potential Scenarios (Before and after Fund Fee and Expense Deductions)

The following chart illustrates the hypothetical returns that the Fund seeks to provide where an investor purchases shares of the Fund by the first day of an Outcome Period and holds those shares for the entire Outcome Period, assuming a participation rate of 70%. The returns shown in the chart are based on a hypothetical Hurdle and downside participation offset and hypothetical performance of the Underlying ETF in certain illustrative scenarios. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective or provide any targeted outcome.

The above chart is not intended to predict or project the performance of the Fund’s options, the Underlying ETF or the Fund. The actual performance of the Underlying ETF may be lower than the hypothetical performance shown in the above table. Investors should not take this information as an assurance of the expected performance of the Fund’s options, the Underlying ETF or the Fund. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period. Please contact your financial intermediary for more information.

Strategy Portfolio Concentration [Text]	The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation.
ARK DIET Q2 Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The ARK DIET Q2 Buffer ETF (the “Fund”) is an actively-managed exchange-traded fund (“ETF”) that, for rolling 12-month periods from April 1 to March 31 (each, an “Outcome Period”) seeks to provide investors with a defined risk-return profile, before fees and expenses. Specifically, the Fund is structured to provide, before fees and expenses, 50% downside participation in the share price of the ARK Innovation ETF (the “Underlying ETF”), measured from its value at the beginning of each Outcome Period (the “downside participation offset”). In other words, the strategy reduces downside exposure by half relative to the Underlying ETF. At the same time, the Fund is structured to provide maximum participation in the share price return of the Underlying ETF above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”). The Hurdle is defined as 105% of the Underlying ETF’s share price at the beginning of each Outcome Period, and corresponds to the strike price of the long out-of-the-money call options purchased by the Fund to capture the upside performance beyond that threshold. The rate of the Fund’s participation in the upside share price return of the Underlying ETF (“participation rate”) after the Hurdle is established based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the Hurdle and the downside participation offset.

The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve.

The Hurdle, participation rate and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

Use of Options

To pursue this objective, the Fund employs a structured options strategy:

1.   Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period; and,

2.   Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure; and,

3.   Use of Option Premiums:

a.   Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%; and,

b.   Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

Participation Rate Above the Hurdle

The Fund’s long out-of-the-money call options provide the right to purchase shares of the Underlying ETF at the Hurdle. To the extent the Underlying ETF’s share price exceeds the Hurdle at the end of the Outcome Period, the Fund is expected to realize those excess returns, before fees and expenses, through the cash settlement of these call options. The level of upside participation rate will reflect the notional exposure of the Fund’s long out-of-the-money call options, which is expected to provide meaningful but less than one-for-one participation in gains above the Hurdle. Actual participation may vary depending on market conditions and option pricing and will be based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the downside participation offset.

Because the Fund’s strategy relies on options, its performance, even when the Underlying ETF’s share price gains significantly, may underperform a direct investment in the Underlying ETF. This is particularly true when the costs associated with purchasing long call options are high. As such, the Fund’s correlation to the Underlying ETF’s returns above the Hurdle is expected to be lower than a direct investment and could, in some environments, be substantially less.

Options Sourcing and Execution

The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customizable option contracts listed on and available through the Chicago Board Option Exchange (“Cboe”) and guaranteed for settlement by the Options Clearing Corporation (“OCC”). These options allow customization of key terms such as strike price, exercise style, and expiration date, while offering transparent, competitive pricing through auction markets. Importantly, FLEX options eliminate the counterparty risk associated with over-the-counter (“OTC”) derivatives by benefiting from OCC clearing.

The Fund will invest in European-style FLEX Options, which can only be exercised at expiration. These options will be based on the performance of the Underlying ETF and are designed to expire on the last day of the Outcome Period. In general, the Fund intends to maximize its use of FLEX Options, as they provide an optimal blend of OCC guarantees, customization, price discovery, expiration-style consistency — all of which align well with the Fund’s outcome-seeking strategy. However, the Fund may use standardized listed options when the Sub-Adviser believes doing so offers beneficial market exposure or enhanced portfolio efficiency.

Strategy of the Underlying ETF

The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation. The Adviser defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. The Adviser believes that companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics; innovation in automation and manufacturing, transportation, energy, artificial intelligence and materials; the increased use of shared technology, infrastructure and services; and technologies that make financial services more efficient. The Underlying ETF is classified as a “non-diversified” investment company under the Investment Company Act of 1940, which means that it may invest a high percentage of its assets in a limited number of issuers.

Illustration: Potential Scenarios (Before and after Fund Fee and Expense Deductions)

The following chart illustrates the hypothetical returns that the Fund seeks to provide where an investor purchases shares of the Fund by the first day of an Outcome Period and holds those shares for the entire Outcome Period, assuming a participation rate of 70%. The returns shown in the chart are based on a hypothetical Hurdle and downside participation offset and hypothetical performance of the Underlying ETF in certain illustrative scenarios. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective or provide any targeted outcome.

The above chart is not intended to predict or project the performance of the Fund’s options, the Underlying ETF or the Fund. The actual performance of the Underlying ETF may be lower than the hypothetical performance shown in the above table. Investors should not take this information as an assurance of the expected performance of the Fund’s options, the Underlying ETF or the Fund. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period. Please contact your financial intermediary for more information.

Strategy Portfolio Concentration [Text]	The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation.
ARK DIET Q3 Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The ARK DIET Q3 Buffer ETF (the “Fund”) is an actively-managed exchange-traded fund (“ETF”) that, for rolling 12-month periods from July 1 to June 30 (each, an “Outcome Period”) seeks to provide investors with a defined risk-return profile, before fees and expenses. Specifically, the Fund is structured to provide, before fees and expenses, 50% downside participation in the share price of the ARK Innovation ETF (the “Underlying ETF”), measured from its value at the beginning of each Outcome Period (the “downside participation offset”). In other words, the strategy reduces downside exposure by half relative to the Underlying ETF. At the same time, the Fund is structured to provide maximum participation in the share price return of the Underlying ETF above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”). The Hurdle is defined as 105% of the Underlying ETF’s share price at the beginning of each Outcome Period, and corresponds to the strike price of the long out-of-the-money call options purchased by the Fund to capture the upside performance beyond that threshold. The rate of the Fund’s participation in the upside share price return of the Underlying ETF (“participation rate”) after the Hurdle is established based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the Hurdle and the downside participation offset.

The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve.

The Hurdle, participation rate and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

Use of Options

To pursue this objective, the Fund employs a structured options strategy:

1.   Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period; and,

2.   Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure; and,

3.   Use of Option Premiums:

a.   Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%; and,

b.   Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

Participation Rate Above the Hurdle

The Fund’s long out-of-the-money call options provide the right to purchase shares of the Underlying ETF at the Hurdle. To the extent the Underlying ETF’s share price exceeds the Hurdle at the end of the Outcome Period, the Fund is expected to realize those excess returns, before fees and expenses, through the cash settlement of these call options. The level of upside participation rate will reflect the notional exposure of the Fund’s long out-of-the-money call options, which is expected to provide meaningful but less than one-for-one participation in gains above the Hurdle. Actual participation may vary depending on market conditions and option pricing and will be based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the downside participation offset.

Because the Fund’s strategy relies on options, its performance, even when the Underlying ETF’s share price gains significantly, may underperform a direct investment in the Underlying ETF. This is particularly true when the costs associated with purchasing long call options are high. As such, the Fund’s correlation to the Underlying ETF’s returns above the Hurdle is expected to be lower than a direct investment and could, in some environments, be substantially less.

Options Sourcing and Execution

The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customizable option contracts listed on and available through the Chicago Board Option Exchange (“Cboe”) and guaranteed for settlement by the Options Clearing Corporation (“OCC”). These options allow customization of key terms such as strike price, exercise style, and expiration date, while offering transparent, competitive pricing through auction markets. Importantly, FLEX options eliminate the counterparty risk associated with over-the-counter (“OTC”) derivatives by benefiting from OCC clearing.

The Fund will invest in European-style FLEX Options, which can only be exercised at expiration. These options will be based on the performance of the Underlying ETF and are designed to expire on the last day of the Outcome Period. In general, the Fund intends to maximize its use of FLEX Options, as they provide an optimal blend of OCC guarantees, customization, price discovery, expiration-style consistency — all of which align well with the Fund’s outcome-seeking strategy. However, the Fund may use standardized listed options when the Sub-Adviser believes doing so offers beneficial market exposure or enhanced portfolio efficiency.

Strategy of the Underlying ETF

The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation. The Adviser defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. The Adviser believes that companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics; innovation in automation and manufacturing, transportation, energy, artificial intelligence and materials; the increased use of shared technology, infrastructure and services; and technologies that make financial services more efficient. The Underlying ETF is classified as a “non-diversified” investment company under the Investment Company Act of 1940, which means that it may invest a high percentage of its assets in a limited number of issuers.

Illustration: Potential Scenarios (Before and after Fund Fee and Expense Deductions)

The following chart illustrates the hypothetical returns that the Fund seeks to provide where an investor purchases shares of the Fund by the first day of an Outcome Period and holds those shares for the entire Outcome Period, assuming a participation rate of 70%. The returns shown in the chart are based on a hypothetical Hurdle and downside participation offset and hypothetical performance of the Underlying ETF in certain illustrative scenarios. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective or provide any targeted outcome.

The above chart is not intended to predict or project the performance of the Fund’s options, the Underlying ETF or the Fund. The actual performance of the Underlying ETF may be lower than the hypothetical performance shown in the above table. Investors should not take this information as an assurance of the expected performance of the Fund’s options, the Underlying ETF or the Fund. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period. Please contact your financial intermediary for more information.

Strategy Portfolio Concentration [Text]	The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation.
ARK DIET Q4 Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The ARK DIET Q4 Buffer ETF (the “Fund”) is an actively-managed exchange-traded fund (“ETF”) that, for rolling 12-month periods from October 1 to September 30 (each, an “Outcome Period”) seeks to provide investors with a defined risk-return profile, before fees and expenses. Specifically, the Fund is structured to provide, before fees and expenses, 50% downside participation in the share price of the ARK Innovation ETF (the “Underlying ETF”), measured from its value at the beginning of each Outcome Period (the “downside participation offset”). In other words, the strategy reduces downside exposure by half relative to the Underlying ETF. At the same time, the Fund is structured to provide maximum participation in the share price return of the Underlying ETF above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”). The Hurdle is defined as 105% of the Underlying ETF’s share price at the beginning of each Outcome Period, and corresponds to the strike price of the long out-of-the-money call options purchased by the Fund to capture the upside performance beyond that threshold. The rate of the Fund’s participation in the upside share price return of the Underlying ETF (“participation rate”) after the Hurdle is established based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the Hurdle and the downside participation offset.

The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve.

The Hurdle, participation rate and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

Use of Options

To pursue this objective, the Fund employs a structured options strategy:

1.   Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period; and,

2.   Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure; and,

3.   Use of Option Premiums:

a.   Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%; and,

b.   Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

Participation Rate Above the Hurdle

The Fund’s long out-of-the-money call options provide the right to purchase shares of the Underlying ETF at the Hurdle. To the extent the Underlying ETF’s share price exceeds the Hurdle at the end of the Outcome Period, the Fund is expected to realize those excess returns, before fees and expenses, through the cash settlement of these call options. The level of upside participation rate will reflect the notional exposure of the Fund’s long out-of-the-money call options, which is expected to provide meaningful but less than one-for-one participation in gains above the Hurdle. Actual participation may vary depending on market conditions and option pricing and will be based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the downside participation offset.

Because the Fund’s strategy relies on options, its performance, even when the Underlying ETF’s share price gains significantly, may underperform a direct investment in the Underlying ETF. This is particularly true when the costs associated with purchasing long call options are high. As such, the Fund’s correlation to the Underlying ETF’s returns above the Hurdle is expected to be lower than a direct investment and could, in some environments, be substantially less.

Options Sourcing and Execution

The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customizable option contracts listed on and available through the Chicago Board Option Exchange (“Cboe”) and guaranteed for settlement by the Options Clearing Corporation (“OCC”). These options allow customization of key terms such as strike price, exercise style, and expiration date, while offering transparent, competitive pricing through auction markets. Importantly, FLEX options eliminate the counterparty risk associated with over-the-counter (“OTC”) derivatives by benefiting from OCC clearing.

The Fund will invest in European-style FLEX Options, which can only be exercised at expiration. These options will be based on the performance of the Underlying ETF and are designed to expire on the last day of the Outcome Period. In general, the Fund intends to maximize its use of FLEX Options, as they provide an optimal blend of OCC guarantees, customization, price discovery, expiration-style consistency — all of which align well with the Fund’s outcome-seeking strategy. However, the Fund may use standardized listed options when the Sub-Adviser believes doing so offers beneficial market exposure or enhanced portfolio efficiency.

Strategy of the Underlying ETF

The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation. The Adviser defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. The Adviser believes that companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics; innovation in automation and manufacturing, transportation, energy, artificial intelligence and materials; the increased use of shared technology, infrastructure and services; and technologies that make financial services more efficient. The Underlying ETF is classified as a “non-diversified” investment company under the Investment Company Act of 1940, which means that it may invest a high percentage of its assets in a limited number of issuers.

Illustration: Potential Scenarios (Before and after Fund Fee and Expense Deductions)

The following chart illustrates the hypothetical returns that the Fund seeks to provide where an investor purchases shares of the Fund by the first day of an Outcome Period and holds those shares for the entire Outcome Period, assuming a participation rate of 70%. The returns shown in the chart are based on a hypothetical Hurdle and downside participation offset and hypothetical performance of the Underlying ETF in certain illustrative scenarios. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective or provide any targeted outcome.

The above chart is not intended to predict or project the performance of the Fund’s options, the Underlying ETF or the Fund. The actual performance of the Underlying ETF may be lower than the hypothetical performance shown in the above table. Investors should not take this information as an assurance of the expected performance of the Fund’s options, the Underlying ETF or the Fund. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period. Please contact your financial intermediary for more information.

Strategy Portfolio Concentration [Text]	The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation.